8. Cash and cash equivalents and Marketable securities (Details 1) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Marketable securities
Total	$ 703	$ 946
Current	659	888
Non-current	44	58
Abroad [member]
Marketable securities
Current	7	13
Non-current		6
BRAZIL
Marketable securities
Current	652	875
Non-current	44	52
Marketable Securities [member]
Marketable securities
Fair value through profit or loss	652	875
Fair value through other comprehensive income		7
Amortised cost	51	64
Total	703	946
Current	659	888
Non-current	44	58
Marketable Securities [member] | Abroad [member]
Marketable securities
Amortised cost	7	19
Total	7	19
Marketable Securities [member] | BRAZIL
Marketable securities
Fair value through profit or loss	652	875
Fair value through other comprehensive income		7
Amortised cost	44	45
Total	$ 696	$ 927